Label	Element	Value
AllianzGI Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Focused Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 99 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2019 was 50% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by normally investing primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The Fund may also invest up to 20% of its assets in non-U.S. securities (but no more than 10% in any one non-U.S. country or 10% in emerging market securities). At times, depending on market and other conditions, the Fund may also invest a significant percentage of its assets in a small number of business sectors or industries. The portfolio managers normally select 25 to 45 stocks for the Fund’s portfolio.

The portfolio managers attempt to include securities in the Fund’s portfolio that exhibit the greatest combination of earnings growth potential, quality (as reflected in consistent business fundamentals) and attractive valuation. The portfolio managers ordinarily look for several of the following characteristics when analyzing specific companies for possible investments: higher than average growth and strong potential for capital appreciation; substantial capacity for growth in revenue, cash flow or earnings through either an expanding market or expanding market share; a strong balance sheet; superior management; strong commitment to research and product development; and differentiated or superior products and services or a steady stream of new products and services. Companies’ Environmental, Social and Corporate Governance (“ESG”) practices are also considered for purposes of the investment process, based in part on a proprietary ESG scoring model. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Prior to September 24, 2012, the Fund was managed by a sub-adviser pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

More Recent Return Information
1/1/19–6/30/19	21.76%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 01/01/2012–03/31/2012	16.65%
Lowest 10/01/2018–12/31/2018	-19.14%

Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.14%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/18)
AllianzGI Focused Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.51%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984
AllianzGI Focused Growth Fund | Lipper Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984
AllianzGI Focused Growth Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.00%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,828
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	646
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	875
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,828
Annual Return 2009	rr_AnnualReturn2009	33.27%
Annual Return 2010	rr_AnnualReturn2010	13.12%
Annual Return 2011	rr_AnnualReturn2011	(0.32%)
Annual Return 2012	rr_AnnualReturn2012	17.07%
Annual Return 2013	rr_AnnualReturn2013	38.84%
Annual Return 2014	rr_AnnualReturn2014	9.18%
Annual Return 2015	rr_AnnualReturn2015	10.03%
Annual Return 2016	rr_AnnualReturn2016	1.50%
Annual Return 2017	rr_AnnualReturn2017	31.45%
Annual Return 2018	rr_AnnualReturn2018	(5.69%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.87%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984
AllianzGI Focused Growth Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
AllianzGI Focused Growth Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
AllianzGI Focused Growth Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.77%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	578
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,182
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	578
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,002
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,182
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984
AllianzGI Focused Growth Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,569
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	349
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	585
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	840
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,569
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984
AllianzGI Focused Growth Fund | R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.27%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	424
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	740
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,638
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	424
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	740
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,638
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984
AllianzGI Focused Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.67%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	236
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	418
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	945
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	68
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	236
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	418
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 945
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984
AllianzGI Focused Growth Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.62%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	220
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	391
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	885
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	63
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	220
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	391
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 885
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984
AllianzGI Focused Growth Fund | P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.77%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,063
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	79
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	472
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,063
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984
AllianzGI Focused Growth Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.92%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	554
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,239
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	554
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,239
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 1984

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Allianz Global Investors U.S. LLC ("AllianzGI U.S.") has contractually agreed to observe, through August 31, 2020, (i) an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.10%, and (ii) an irrevocable waiver of a portion of its administration fees for Class A and Class T shares, which reduces the contractual fee rate by 0.02%.